Note 12 - Income Taxes (Details Textual) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Domestic Tax Authority [Member] | Canada Revenue Agency [Member]
Operating Loss Carryforwards	$ 30.0	$ 26.8
Foreign Tax Authority [Member] | State Administration of Taxation, China [Member]
Operating Loss Carryforwards	0.6	0.7
Foreign Tax Authority [Member] | Mongolian Customs and Tax Authority [Member]
Operating Loss Carryforwards	5.9	7.0
Foreign Tax Authority [Member] | Internal Revenue Service (IRS) [Member]
Operating Loss Carryforwards	18.3	14.9
Foreign Tax Authority [Member] | Australian Taxation Office [Member]
Operating Loss Carryforwards	0.1	0.1
Foreign Tax Authority [Member] | Superintendencia Nacional de Administración Tributaria [Member]
Operating Loss Carryforwards	$ 0.7	$ 0.6